Taxation - Taxation in Consolidated Statements of Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax
Current tax	¥ 34,670	¥ 37,205	¥ 39,902
Deferred tax
Origination and reversal of temporary differences, net (note 20)	1,274	(3,482)	(4,279)
Taxation	35,944	33,723	35,623
PRC [member]
Current tax
Current tax	34,395	36,945	39,709
Hong Kong [member]
Current tax
Current tax	¥ 275	¥ 260	¥ 193